Offerings	May 19, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
(a)     An indeterminate aggregate initial offering price or number or amount of securities of each class are being registered and may from time to time be offered at (i) indeterminate prices or amounts and (ii) as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions.

(b) In reliance on and in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933 (the “Securities Act”), the Registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Offering Note
(2)
See footnotes (1)(a) and (1)(b). There are being registered under this Registration Statement on Form S-3 (File No. 333-275386), as amended by a Post-Effective Amendment No. 1 (as the same may be amended from time to time, the “Registration Statement”), guarantees of the debt securities of the Registrant by certain of the Registrant’s subsidiaries listed in the “Table of Additional Registrants” in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of such guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Offering Note
(3)	See footnotes (1)(a) and (1)(b).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $.01 per share
Offering Note
(4)	See footnotes (1)(a) and (1)(b).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(5)	See footnotes (1)(a) and (1)(b).

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(6)	See footnotes (1)(a) and (1)(b).

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(7)	See footnotes (1)(a) and (1)(b).

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(8)	See footnotes (1)(a) and (1)(b).